Revenue and Expenses - Revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Rendering of services	€ 43,085	€ 47,175	€ 47,321
Sales	5,608	4,833	4,715
Total	€ 48,693	€ 52,008	€ 52,036